Related Party Transactions and Arrangements	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions and Arrangements
Related Party Transactions and Arrangements

As of December 31, 2012 and 2011, the Special Limited Partner, an entity wholly owned by the Sponsor, owned 20,000 shares of the Company's outstanding common stock.

Fees Paid in Connection with the IPO

The Dealer Manager received fees and compensation in connection with the sale of the Company's common stock in the IPO. The Dealer Manager received a selling commission of up to 7.0% of gross offering proceeds before reallowance of commissions earned by participating broker-dealers. In addition, the Dealer Manager received up to 3.0% of the gross proceeds from the sale of common stock, before reallowance to participating broker-dealers, as a dealer-manager fee. The Dealer Manager may reallow its dealer-manager fee to such participating broker-dealers, based on such factors as the volume of shares sold by respective participating broker-dealers and marketing support incurred as compared to those of other participating broker-dealers. The following table details total selling commissions and dealer manager fees incurred and payable to the Dealer Manager as of and for the years ended December 31, 2012 and 2011 (amounts in thousands):

	Years Ended December 31,		Payable as of December 31,
	2012	2011	2012	2011
Total commissions and fees from Dealer Manager	$160,600	$9,833	$—	$92

The Advisor and its affiliates received compensation and reimbursement for services relating to the IPO. All offering costs incurred by the Company or its affiliated entities on behalf of the Company are charged to additional paid-in capital on the accompanying consolidated balance sheets. The following table details offering costs reimbursements incurred and payable to the Advisor and Dealer Manager as of and for the years ended December 31, 2012 and 2011 (amounts in thousands):

	Years Ended December 31,		Payable as of December 31,
	2012	2011	2012	2011
Fees and expense reimbursements from the Advisor and Dealer Manager	$16,081	$4,383	$—	$220

The Company was responsible for offering and related costs from the IPO, excluding commissions and dealer manager fees, up to a maximum of 1.5% of gross proceeds received from its IPO, measured at the end of the IPO. Offering costs in excess of the 1.5% cap as of the end of the IPO were the Advisor's responsibility. As of December 31, 2012, offering and related costs, excluding commissions and dealer manager fees, were equal to 1.5% of gross proceeds received from the IPO. As of December 31, 2012, cumulative offering costs were $196.5 million. Offering proceeds of $1.8 billion exceeded cumulative offering costs by $1.6 billion at December 31, 2012.

Fees Paid in Connection With the Operations of the Company

The Advisor received an acquisition fee of 1.0% of the contract purchase price of each acquired property and 1.0% of the amount advanced for any loan or other investment and was reimbursed for acquisition costs incurred in the process of acquiring properties, which was approximately 0.5% of the contract purchase price. In no event will the total of all acquisition fees and acquisition expenses (including any financing coordination fees) payable with respect to a particular investment exceed 4.5% of the contract purchase price. Once the proceeds from the IPO have been fully invested, the aggregate amount of acquisition fees and financing coordination fees shall not exceed 1.5% of the contract purchase price and the amount advanced for a loan or other investment, as applicable, for all the assets acquired.

If the Advisor provided services in connection with the origination or refinancing of any debt that the Company obtained and used to acquire properties or to make other permitted investments, or that is assumed, directly or indirectly, in connection with the acquisition of properties, the Company paid the Advisor a financing coordination fee equal to 0.75% of the amount available and/or outstanding under such financing, subject to certain limitations.

Until July 1, 2012, the Company paid the Advisor an asset management fee of 0.75% per annum of the cost of the Company's assets (cost includes the purchase price, acquisition expenses, capital expenditures and other customarily capitalized costs, but excludes acquisition fees) plus costs and expenses incurred by the Advisor in providing asset management services; provided, however, that the asset management fee was reduced by any amounts payable to the Property Manager as an oversight fee, such that the aggregate of the asset management fee and the oversight fee did not exceed 0.75% per annum of the cost of the Company's assets plus costs and expenses incurred by the Advisor in providing asset management services. Prior to July 1, 2012, this fee was payable in monthly installments at the discretion of the Company's board of directors in cash, common stock or restricted stock grants, or any combination thereof.

Effective July 1, 2012, the payment of asset management fees in monthly installments in cash, shares or restricted stock grants, or any combination thereof to the Advisor was eliminated. Instead, the Company issued (subject to periodic approval by the board of directors) to the Advisor performance-based restricted partnership units of the OP designated as "Class B units," which were intended to be profits interests and vest, and no longer be subject to forfeiture, at such time as: (x) the value of the OP's assets plus all distributions made equals or exceeds the total amount of capital contributed by investors plus a 6.0% cumulative, pre-tax, non-compounded annual return thereon (the "economic hurdle"); (y) any one of the following occurs: (1) the termination of the advisory agreement by an affirmative vote of a majority of the Company's independent directors without cause; (2) a listing; or (3) another liquidity event; and (z) the Advisor is still providing advisory services to the Company (the "performance condition"). Such Class B units will be forfeited immediately if: (a) the advisory agreement is terminated other than by an affirmative vote of a majority of the Company's independent directors without cause; or (b) the advisory agreement is terminated by an affirmative vote of a majority of the Company's independent directors without cause before the economic hurdle has been met.

Upon being approved by the board of directors, the Class B units were issued to the Advisor quarterly in arrears pursuant to the terms of the OP agreement. As of December 31, 2012, the Company did not consider achievement of the performance condition to be probable as the shareholder vote for the Merger, which would allow vesting of these Class B units, was not completed. The value of issued Class B units will be determined and expensed, when the Company deems the achievement of performance condition to be probable. The Advisor receives distributions on unvested Class B units equal to the distribution rate received on the Company's common stock. Such distributions on issued Class B units are included as general and administrative expense in the consolidated statement of operations until the performance condition is considered probable to occur. As of December 31, 2012, 145,022 Class B units were approved by the board of directors. From January 1, 2013 to February 28, 2013, the board of directors approved, and the Company issued, 603,599 Class B units to the Company's Advisor for its asset management services provided. The performance condition related to these Class B units was satisfied upon completion of the Merger in February 2013, which resulted in $9.9 million of expense. The Class B Units were subsequently converted to OP Units which were then converted to 711,190 ARCP OP Units after application of the exchange ratio.

Unless the Company contracts with a third party, the Company pays to an affiliate of the Sponsor a property management fee of up to 2% of gross revenues from the Company's stand-alone single-tenant net leased properties and 4% of gross revenues from its multi-tenant properties, plus, in each case, market-based leasing commissions applicable to the geographic location of the property.  The Company will also reimburse the affiliate for property level expenses.  If the Company contracts directly with third parties for such services, the Company pays them customary market fees and pays the affiliated Property Manager, an oversight fee of up to 1.0% of the gross revenues of the property managed.

The following table presents the amounts incurred and amounts contractually due and forgiven in connection with the operations related services described above as of and for the years ended December 31, 2012 and 2011 (amounts in thousands). No such fees where incurred during the period from October 15, 2010 (date of inception) through December 31, 2010.

	Year Ended December 31,
	2012		2011		Payable as of December 31,
	Incurred	Forgiven	Incurred	Forgiven	2012	2011
One-time fees and reimbursements:
Acquisition fees and related cost reimbursements	$24,785	$—	$1,292	$—	$—	$37
Financing coordination fees	2,505	—	51	—	—	—
Other expense reimbursements	460	—	13	—	—	—
Ongoing fees:
Asset management fees(1)	1,060	848	72	72	—	—
Property management and leasing fees	918	918	15	15	—	—
Total related party operations-related fees and reimbursements	$29,728	$1,766	$1,443	$87	$—	$37
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(1)
Effective July 1, 2012, the Company issued (subject to approval by the board of directors) to the Advisor restricted performance-based Class B units for asset management services, which were forfeited immediately if certain conditions occur.

The Company reimbursed the Advisor's costs of providing administrative services, subject to the limitation that it did not reimburse the Advisor for any amount by which its operating expenses (including the asset management fee) at the end of the four preceding fiscal quarters exceeded the greater of (a) 2.0% of average invested assets, or (b) 25.0% of net income other than any additions to reserves for depreciation, bad debt or other similar non cash reserves and excluding any gain from the sale of assets for that period.  Additionally, the Company did not reimburse the Advisor for personnel costs in connection with services for which the Advisor receives acquisition fees or real estate commissions.  No reimbursement was paid to the Advisor for providing administrative services during the years ended December 31, 2012 and 2011 and during the period from October 15, 2010 (date of inception) through December 31, 2010.

The Advisor provided expense support to the Company from time to time to assist the Company with operating cash flow, distributions or other operational purposes. For the years ended December 31, 2012 and 2011, the Advisor provided $0.1 million and $20,000 of expense support to the Company, respectively, which was recorded as a reduction to general and administrative expense within the consolidated statements of operations. No expense support was provided to the Company during the period from October 15, 2010 (date of inception) through December 31, 2010.

Fees Paid in Connection with the Merger

The Company entered into an agreement with an affiliate, ARC Advisory Services, LLC, to provide legal support services up to the date that the Company entered into the Merger Agreement and until the Merger closed. The Company agreed to pay $0.5 million pursuant to this contract. As of December 31, 2012, the Company has incurred $0.5 million of expenses pursuant to this agreement, which includes amounts for services provided as of that date, and is included in accounts payable and accrued expenses on the accompanying consolidated balance sheet.

The Company entered into an agreement with an affiliate, ARC Advisory Services, LLC, to provide support services including legal, accounting, marketing, human resources and information technology, among other services, until the earlier of the Merger closing date or one year. The Company agreed to pay $2.0 million pursuant to this contract. As of December 31, 2012, the Company incurred $0.3 million of expenses pursuant to this agreement, which includes amounts for services provided as of that date, and is included in accounts payable and accrued expenses on the accompanying consolidated balance sheet.

The Company entered into an agreement with affiliates Realty Capital Securities, LLC and ARC Advisory Services, LLC, to provide financial advisory and information agent services related to the proxy solicitation seeking approval of the Merger by the Company's stockholders which services were expected to be provided in the fourth and first quarters of 2012 and 2013, respectively. Services provided included facilitation of the preparation, distribution and accumulation and tabulation of proxy materials, stockholder, analyst and financial advisor communications and consultation on materials and communications made to the public and regulatory agencies regarding the Merger. The Company agreed to pay $0.6 million pursuant to this contract. As of December 31, 2012, the Company incurred $0.1 million of expenses pursuant to this agreement, which includes amounts for services provided as of that date, and is included in accounts payable and accrued expenses on the accompanying consolidated balance sheet.

Fees Paid in Connection with the Liquidation or Listing of the Company's Real Estate Assets

The Company was obligated to pay a brokerage commission on the sale of property, not to exceed the lesser of 2.0% of the contract sale price of the property and one-half of the total brokerage commission paid if a third party broker is also involved; provided, however, that in no event may the real estate commissions paid to the Advisor, its affiliates and unaffiliated third parties exceed the lesser of 6.0% of the contract sales price and a reasonable, customary and competitive real estate commission, in light of the size, type and location of the property, in each case, payable to the Advisor if the Advisor or its affiliates, as determined by a majority of the independent directors, provided a substantial amount of services in connection with the sale. No such fees were incurred during the years ended December 31, 2012 and 2011 and for the period from October 15, 2010 (date of inception) through December 31, 2010.

The Company was obligated to pay a subordinated participation in the net sales proceeds of the sale of real estate assets of 15.0% of remaining net sale proceeds after return of capital contributions to investors plus payment to investors of an annual 6.0% cumulative, pre-tax non-compounded return on the capital contributed by investors. Unless the Company provided this 6.0% return the Advisor would not be entitled to the subordinated participation in net sale proceeds as the Company's investors would have not received a 6.0% cumulative non-compounded return on their capital contributions. No such amounts were incurred during the years ended December 31, 2012 and 2011 and for the period from October 15, 2010 (date of inception) through December 31, 2010. On February 28, 2013, ARCP OP entered into the Contribution and Exchange Agreement with the OP and the Special Limited Partner of the OP. The Special Limited Partner was entitled to receive certain distributions from the OP, including the aforementioned subordinated distribution of net sales proceeds resulting from an "investment liquidity event" (as defined in the agreement of limited partnership of the OP). The Merger constituted an "investment liquidity event," as a result of which the Special Limited Partner, in connection with management's successful attainment of the 6% performance hurdle and the return to the Company's stockholders of $557.3 million in addition to their initial investment, was entitled to receive a subordinated distribution of net sales proceeds from the OP. Pursuant to the Contribution and Exchange Agreement, the Special Limited Partner contributed its interest in the OP, inclusive of the subordinated distribution proceeds received together with $0.8 million in cash, to the OP in exchange for 7.6 million OP Units. Upon consummation of the Merger these OP Units were immediately converted to 7.3 million ARCP OP Units after application of the exchange ratio. In conjunction with the Merger Agreement, the Special Limited Partner agreed to a minimum one-year holding period for these OP units before converting them to shares of ARCP common stock.

The Company was obligated to pay a subordinated incentive listing distribution of 15.0%, of the amount by which the market value of all issued and outstanding common stock plus distributions exceeded the aggregate capital contributed by investors plus an amount equal to an annual 6.0% cumulative, pre-tax non-compounded annual return to investors. The Advisor would not be entitled to the subordinated incentive listing fee unless investors had received an annual 6.0% cumulative, pre-tax non-compounded return on their capital contributions plus the 100.0% repayment of capital committed by such investors. No such fees were incurred or paid for the years ended December 31, 2012 and 2011 and for the period from October 15, 2010 (date of inception) through December 31, 2010. Neither the Advisor nor any of its affiliates earned both the subordination participation in the net sales proceeds and the subordinated incentive listing distribution.